Accrued Liabilities - Schedule of Accrued Liabilities (Detail) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Accrued Liabilities, Current [Abstract]
Payroll accrued	$ 1,036	$ 1,066	$ 420
Offering costs	534
Accrued professional fees	221	18
Accrued expenses		63	247
Accrued expenses	70	45
Deferred rent	0	87	87
Other accrued liabilities	46	78	51
Total	$ 1,907	$ 1,294	$ 805